Lease obligation (Tables)	12 Months Ended
Dec. 31, 2023
Lease obligation
Schedule of reconciliation of the outstanding lease obligation

$
Balance, December 31, 2021	—
Additions	114,588
Lease payments	(36,989)
Balance, December 31, 2022	77,599
Lease payments	(66,089)
Balance, December 31, 2023	11,510

Schedule of future minimum lease payments related to the office lease obligation

	December 31,	December 31,
	2023	2022
	$	$
2023	—	69,769
2024	11,628	11,628
Total minimum lease payments	11,628	81,397
Less: imputed interest	(118)	(3,798)
Total present value of minimum lease payments	11,510	77,599
Less: current portion	(11,510)	(66,090)
Non-current portion	—	11,509